Schedule of Weighted Average Assumption for Warrants (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Dividend yield	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.29%	0.33%
Expected life (years)	2 years	3 years
Expected volatility	125.00%	245.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.76%	0.79%
Expected life (years)	5 years	5 years
Expected volatility	234.00%	257.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		0.16%
Expected life (years)		2 years
Expected volatility		215.00%
Dividend yield	0.00%	0.00%
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	1.21%
Expected life (years)	2 years
Expected volatility	154.00%
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.13%
Expected life (years)	3 years
Expected volatility	182.00%